Prepaid Forward Transaction (Details Narrative) - CSLM Acquisition Corp [Member] shares in Thousands, $ / shares in Thousands	Jul. 31, 2025 $ / shares shares
Termination price | $ / shares	$ 12
Common Class A [Member]
Shares issued | shares	3,000,000